FINANCIAL INSTRUMENTS (Details) - Schedule of financial instruments by currency - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
FINANCIAL INSTRUMENTS (Details) - Schedule of financial instruments by currency [Line Items]
Cash and cash equivalents	$ 1,072,579	$ 1,081,642		$ 1,142,004	$ 949,327
Other financial assets (current and non-current)	546,411	442,684
Trade and other accounts receivable, current	1,244,348	1,162,582	$ 1,202,945	1,202,945
Accounts receivable, non-current	4,725	5,381
Accounts receivable from related entities, current	19,645	2,931
Total assets	21,087,806	20,078,722		$ 21,673,713
Argentina, Pesos
FINANCIAL INSTRUMENTS (Details) - Schedule of financial instruments by currency [Line Items]
Cash and cash equivalents	16,579	17,786
Other financial assets (current and non-current)	94	152
Trade and other accounts receivable, current	47,079	82,893
Total assets	63,752	100,831
Brazil, Brazil Real
FINANCIAL INSTRUMENTS (Details) - Schedule of financial instruments by currency [Line Items]
Cash and cash equivalents	197,354	131,760
Other financial assets (current and non-current)	417,477	327,110
Trade and other accounts receivable, current	537,221	511,171
Accounts receivable, non-current	3	3
Accounts receivable from related entities, current		293
Total assets	1,152,055	970,337
Chile, Pesos
FINANCIAL INSTRUMENTS (Details) - Schedule of financial instruments by currency [Line Items]
Cash and cash equivalents	50,521	415,713
Other financial assets (current and non-current)	26,073	25,972
Trade and other accounts receivable, current	126,821	113,168
Accounts receivable, non-current	4,722	5,378
Accounts receivable from related entities, current	42	200
Total assets	208,179	560,431
Colombia, Pesos
FINANCIAL INSTRUMENTS (Details) - Schedule of financial instruments by currency [Line Items]
Cash and cash equivalents	48,191	10,843
Other financial assets (current and non-current)	522	1,748
Trade and other accounts receivable, current	2,288	7,259
Total assets	51,001	19,850
Euro Member Countries, Euro
FINANCIAL INSTRUMENTS (Details) - Schedule of financial instruments by currency [Line Items]
Cash and cash equivalents	21,927	20,339
Other financial assets (current and non-current)	1,525	7,438
Trade and other accounts receivable, current	32,711	49,044
Total assets	56,163	76,821
United States of America, Dollars
FINANCIAL INSTRUMENTS (Details) - Schedule of financial instruments by currency [Line Items]
Cash and cash equivalents	667,785	394,215
Other financial assets (current and non-current)	97,988	78,121
Trade and other accounts receivable, current	436,774	110,312
Accounts receivable from related entities, current	19,603	2,438
Total assets	1,222,150	585,086
Other Currency
FINANCIAL INSTRUMENTS (Details) - Schedule of financial instruments by currency [Line Items]
Cash and cash equivalents	70,222	90,986
Other financial assets (current and non-current)	2,732	2,143
Trade and other accounts receivable, current	$ 61,454	$ 288,735